INCOME TAXES - Income Tax Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Reconciliation
Income tax expense at U.S. statutory rate	$ 271	$ 204	$ 340
Tax incentives	(169)	(140)	(161)
State and local taxes, net of federal benefit	(2)	(17)	5
Impact of foreign taxes	88	65	122
Swiss tax reform net asset basis step-up	0	(159)	0
Deferred tax revaluation due to 2017 Tax Act and foreign tax reform	0	(19)	(8)
Transition tax due to 2017 Tax Act	0	(16)	(5)
U.S. valuation allowance due to 2017 Tax Act	0	0	(194)
Other valuation allowances	8	110	21
Stock compensation windfall tax benefits	(27)	(54)	(40)
Research and development tax credits	(7)	(13)	(17)
Unutilized foreign tax credits	15	5	0
Other, net	5	(7)	2
Income tax expense (benefit)	$ 182	$ (41)	$ 65